ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Sanhe Mingtai Digital Industrial Park Co., Ltd. (Sanhe Digital)
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Current assets	3
Property and equipment, net	105,538
Land use rights, net	14,258
Deferred tax assets	2,232
Accrued expenses and other payables	(2,277)
Deferred tax liabilities	(2,758)
Total share consideration	116,996

Kunshan Kunhui Network Co., Ltd. ("KS Kunhui")
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Cash and cash equivalents	9,014
Property and equipment, net	92,157
Operating lease right-of-use assets, net	199,255
Operating permits (Note 9)	29,000
Customer contract (Note 9)	59,500
Deferred tax assets	13,921
Other current assets	289,480
Total assets acquired	692,327
Other current liabilities	(436,124)
Operating lease liabilities	(208,612)
Deferred tax liabilities	(22,125)
Total liabilities assumed	(666,861)
Net assets acquired	25,466
Purchase consideration	50,000
Goodwill	24,534

Beijing Jianghe Cloud Technology Co., Ltd. ("BJ JHC")
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Cash and cash equivalents	3,325
Other current assets	3,959
Property and equipment, net	306,546
Operating permits (Note 9)	479,989
Land use rights, net (Note 10)	221,556
Other current liabilities	(15,448)
Deferred tax liabilities	(209,989)
Total consideration in cash	789,938